Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Software	$ 28,084	$ 25,454	$ 21,644
Maintenance and technical support	30,996	30,951	30,386
Consulting services	266,550	227,970	206,110
Total revenues	325,630	284,375	258,140
Cost of revenues:
Software	10,220	9,960	9,564
Maintenance and technical support	4,167	4,120	3,888
Consulting services	209,114	181,477	161,709
Total cost of revenues	223,501	195,557	175,161
Gross profit	102,129	88,818	82,979
Operating costs and expenses:
Research and development, net	8,239	5,696	6,942
Selling and marketing	30,454	27,197	27,244
General and administrative	29,784	24,227	22,837
Total operating costs and expenses	68,477	57,120	57,023
Operating income	33,652	31,698	25,956
Financial income (expenses), net	(1,180)	149	(1,711)
Income before taxes on income	32,472	31,847	24,245
Taxes on income	6,874	7,071	6,331
Net income	25,598	24,776	17,914
Net income attributable to redeemable non-controlling interests	3,111	3,383	1,536
Net income attributable to non-controlling interests	2,221	1,510	936
Net income attributable to Magic Software Enterprises shareholders	$ 20,266	$ 19,883	$ 15,442
Net earnings per share attributable to Magic Software Enterprises' shareholders:
Basic and Diluted earnings per share	$ 0.26	$ 0.39	$ 0.35